TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020
Current income tax:
Current income tax charge	€ 125	€ 74
Adjustment in respect of current income tax from prior periods	(13)	5
Total current tax	112	79
Deferred tax:
Relating to the origination and reversal of temporary differences	(25)	(24)
Adjustment in respect of deferred income tax from prior periods	4	(7)
Relating to changes in tax rates or the imposition of new taxes	118	37
Total deferred tax	97	6
Income tax charge per the Consolidated Income Statement	€ 209	€ 85